Federated Hermes International Leaders Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.5%
		Australia—1.1%
1,324,000		Orica Ltd.	$12,687,588
		China—2.2%
619,900	[1]	Alibaba Group Holding Ltd.	12,979,121
138,425	[1]	Prosus NV	12,289,079
		TOTAL	25,268,200
		Denmark—1.0%
23,400	[1]	Genmab A/S	11,090,245
		Finland—2.4%
1,311,800		Metso Outotec Ojy	14,022,320
1,168,000		Nordea Bank Abp	13,746,420
		TOTAL	27,768,740
		France—23.3%
613,400	[1]	Accor SA	21,160,940
107,800	[1]	Airbus Group SE	14,697,966
118,687		Amundi SA	11,253,921
525,250		AXA SA	14,743,244
306,837		BNP Paribas SA	19,459,860
80,100		Capgemini SE	17,971,346
196,000		Edenred	11,101,700
764,000		Engie	10,960,075
56,400		Essilor International SA	11,064,619
15,280		Kering	12,203,336
18,600		LVMH Moet Hennessy Louis Vuitton SA	13,810,409
112,400		Safran SA	14,142,121
167,600		Sanofi	17,342,640
356,000		STMicroelectronics N.V.	15,847,905
22,200		Teleperformance	9,823,567
524,700		Total SE	23,224,281
105,800		Vinci SA	11,378,822
168,600	[1]	Worldline SA	14,980,351
		TOTAL	265,167,103
		Germany—14.5%
127,100	[1]	Continental AG	17,071,135
302,450		Deutsche Post AG	21,266,979
185,900		HeidelbergCement AG	16,149,993
322,100		Infineon Technologies AG	13,709,864
451,000	[1]	Nordex AG	8,450,982
196,653		Rheinmetall AG	19,236,308
375,200		RWE AG	14,650,272
193,544		SAP SE	29,120,902
153,200		Siemens AG	25,466,871
		TOTAL	165,123,306
		Hong Kong—2.6%
1,608,000		AIA Group Ltd.	19,193,844
786,300	[1]	Melco Resorts & Entertainment, ADR	10,819,488
		TOTAL	30,013,332

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—2.7%
279,105		CRH PLC	$14,813,469
62,215	[1]	ICON PLC	15,912,730
		TOTAL	30,726,199
		Italy—0.8%
230,900		Prysmian SpA	8,696,966
		Japan—10.0%
348,100		Komatsu Ltd.	8,395,616
3,079,900		Mitsubishi UFJ Financial Group, Inc.	16,651,556
156,200		Murata Manufacturing Co. Ltd.	12,934,138
221,900		Nabtesco Corp.	8,757,131
63,500		Shin-Etsu Chemical Co. Ltd.	10,494,378
210,300		Sony Group Corp.	21,728,496
528,000		Subaru Corp.	9,765,100
470,000		Terumo Corp.	19,623,947
99,600		Yamaha Corp.	5,868,037
		TOTAL	114,218,399
		Mexico—0.8%
109,600		Fomento Economico Mexicano, SA de C.V., ADR	9,503,416
		Netherlands—4.9%
87,200		Akzo Nobel NV	10,751,440
31,850		ASML Holding N.V.	26,619,322
949,500		Royal Dutch Shell PLC	18,881,567
		TOTAL	56,252,329
		Norway—0.7%
149,700		Schibsted A/S	7,989,855
		Russia—1.2%
376,300		Coca-Cola HBC AG	13,605,206
		Singapore—1.5%
786,639		DBS Group Holdings Ltd.	17,498,634
		South Africa—1.6%
427,213		Anglo American PLC	18,040,576
		Spain—1.6%
5,059,682	[1]	Banco Santander, S.A.	18,705,059
		Switzerland—5.7%
151,935		Julius Baer Gruppe AG	10,378,978
36,725		Lonza Group AG	31,059,885
132,455		Nestle S.A.	16,748,200
4,125		Partners Group Holding AG	7,309,931
		TOTAL	65,496,994
		United Arab Emirates—0.9%
1,841,903	[1]	Network International Holdings Ltd.	9,909,565
		United Kingdom—12.6%
356,917		AstraZeneca PLC	41,688,825
7,768,000		Barclays PLC	19,758,228
798,200	[1]	Compass Group PLC	16,475,192
194,994		Diageo PLC	9,361,271
1,710,000	[1]	Informa PLC	12,489,716
35,700		Linde PLC	11,259,101
147,025		London Stock Exchange Group PLC	16,084,906
2,026,000	[1]	SSP Group PLC	7,586,583

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
349,407	[1]	Travis Perkins PLC	$8,644,158
		TOTAL	143,347,980
		United States—3.4%
4,577	[1]	Alphabet, Inc., Class C	13,315,592
23,876	[1]	Facebook, Inc.	9,058,077
161,200		Schlumberger Ltd.	4,520,048
593,100		Stellantis N.V.	11,876,893
		TOTAL	38,770,610
		TOTAL COMMON STOCKS (IDENTIFIED COST $873,331,038)	1,089,880,302
		PREFERRED STOCK—1.1%
		Germany—1.1%
52,700		Volkswagen AG, Pfd. (IDENTIFIED COST $9,670,937)	12,521,116
		INVESTMENT COMPANY—3.4%
38,675,383		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2] (IDENTIFIED COST $38,690,422)	38,686,986
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $921,692,397)	1,141,088,404
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(298,298)
		TOTAL NET ASSETS—100%	$1,140,790,106
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Value as of 11/30/2020	$14,040,500	$8,828,913	$22,869,413
Purchases at Cost	$215,794,392	$465,610,913	$681,405,305
Proceeds from Sales	$(229,834,892)	$(435,749,202)	$(665,584,094)
Change in Unrealized Appreciation/Depreciation	$N/A	$(2,466)	$(2,466)
Net Realized Gain/(Loss)	$N/A	$(1,172)	$(1,172)
Value as of 8/31/2021	$—	$38,686,986	$38,686,986
Balance of Shares Held as of 8/31/2021	—	38,675,383	38,675,383
Dividend Income	$3,248	$5,784	$9,032
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$26,893,717	$—	$—	$26,893,717
International	36,235,634	1,026,750,951	—	1,062,986,585
Preferred Stock
International	—	12,521,116	—	12,521,116
Investment Company	38,686,986	—	—	38,686,986
TOTAL SECURITIES	$101,816,337	$1,039,272,067	$—	$1,141,088,404
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt